Inventory, net	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Inventory, net

Note 5 - Inventory, net

Inventory as of September 30, 2024 and December 31, 2023 consists of the following (in thousands):

	September 30,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Raw materials	$2,547	$2,211
Work-in-Process	509	197
Finished goods	1,083	914
Total inventory	$4,139	$3,322

Obsolete and expired inventory are expensed as incurred. Inventory is recorded net of obsolescence and manufacturing scrap of $0.4 million, $58.0 thousand, and $87.0 thousand for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor).

Inventory is recorded net of obsolescence and manufacturing scrap of $41.0 thousand, $58.0 thousand, and $25.0 thousand for the periods from July 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the three months ended September 30, 2023 (Predecessor).

Adagio Medical Inc
Inventory, net

Note 5 — Inventory, net

Inventory as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials	$2,450	$2,211
Work-in-Process	469	197
Finished goods	1,143	914
Total inventory	$4,062	$3,322

Obsolete and expired inventory are expensed as incurred. Inventory is recorded net of obsolescence and manufacturing scrap of $0.3 million and $62.0 thousand for the six months ended June 30, 2024 and 2023.

Note 5 — Inventory, net

Inventory as of December 31, 2023 and 2022 consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$2,211	$—
Work-in-Process	197	—
Finished goods	914	367
Total inventory	$3,322	$367

The raw materials are recorded of $2.2 million and nil, work-in-process of $0.2 million and nil, and finished goods of $0.9 million and $0.4 million, for the years ended December 31, 2023 and 2022, respectively. Obsolete and expired inventory are expensed as incurred. Inventory is recorded net of obsolescence and manufacturing scrap of $93.6 thousand and $0.3 million for the years ended December 31, 2023 and 2022, respectively. The Company currently has no work in process.